Net finance expense - Additional information (Details)		3 Months Ended	12 Months Ended
	Dec. 30, 2019 vessel	Sep. 30, 2019 numberOfInterestRateSwaps	Dec. 31, 2020 vessel	Dec. 31, 2019 contract numberOfInterestRateSwaps
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels			3
Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Number of interest rate swaps settled		3		3
Number of interest rate swaps outstanding | numberOfInterestRateSwaps				2
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels	3